Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Harbor Funds II
Entity Central Index Key	0001994489
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000247204
Shareholder Report [Line Items]
Fund Name	Embark Commodity Strategy Fund (Consolidated)
Class Name	Retirement Class
Trading Symbol	Ticker: ECSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$41	0.71%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.71%
AssetsNet	$ 3,314,341,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 10,199,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,314,341
Number of Investments (includes derivatives)	269
Total Net Advisory Fees Paid (in thousands)	$10,199
Portfolio Turnover Rate	13%

Holdings [Text Block]

Investment Allocation (% of Investments)

(excludes derivatives)

Table Summary
U.S. Treasury Bills	85.9%
Corporate Bonds & Notes	14.1%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Table Summary
Energy	33.0%
Precious Metals	19.6%
Grains	18.3%
Industrial Metals	16.9%
Softs	8.5%
Livestock	3.7%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

C000247205
Shareholder Report [Line Items]
Fund Name	Embark Commodity Strategy Fund (Consolidated)
Class Name	Institutional Class
Trading Symbol	Ticker: ECSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Embark Commodity Strategy Fund (Consolidated) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$46	0.79%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.79%
AssetsNet	$ 3,314,341,000
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 10,199,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$3,314,341
Number of Investments (includes derivatives)	269
Total Net Advisory Fees Paid (in thousands)	$10,199
Portfolio Turnover Rate	13%

Holdings [Text Block]

Investment Allocation (% of Investments)

(excludes derivatives)

Table Summary
U.S. Treasury Bills	85.9%
Corporate Bonds & Notes	14.1%

Risk AllocationFootnote Reference* (% of Notional Value)

Commodities Sector

Table Summary
Energy	33.0%
Precious Metals	19.6%
Grains	18.3%
Industrial Metals	16.9%
Softs	8.5%
Livestock	3.7%
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts (including the futures contracts that make up the underlying reference index of the swap contracts).

C000247206
Shareholder Report [Line Items]
Fund Name	Embark Small Cap Equity Fund
Class Name	Retirement Class
Trading Symbol	Ticker: ESCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Retirement Class	$32	0.61%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 571,916,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 1,551,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$571,916
Number of Investments	305
Total Net Advisory Fees Paid (in thousands)	$1,551
Portfolio Turnover Rate	58%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	0.9%
Real Estate	2.1%
Consumer Staples	2.7%
Materials	2.9%
Communication Services	3.8%
Energy	5.7%
Health Care	10.7%
Consumer Discretionary	10.8%
Financials	16.8%
Information Technology	19.3%
Industrials	24.3%

C000247207
Shareholder Report [Line Items]
Fund Name	Embark Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	Ticker: ESCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Embark Small Cap Equity Fund ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number	800-422-1050
Additional Information Website	www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 571,916,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 1,551,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (in thousands)	$571,916
Number of Investments	305
Total Net Advisory Fees Paid (in thousands)	$1,551
Portfolio Turnover Rate	58%

Holdings [Text Block]

Sector Allocation (% of Investments)

Table Summary
Value	Value
Utilities	0.9%
Real Estate	2.1%
Consumer Staples	2.7%
Materials	2.9%
Communication Services	3.8%
Energy	5.7%
Health Care	10.7%
Consumer Discretionary	10.8%
Financials	16.8%
Information Technology	19.3%
Industrials	24.3%